Share Capital - Additional Information (Detail) $ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions			3 Months Ended		9 Months Ended	11 Months Ended	12 Months Ended
	Mar. 24, 2025 CAD ($) shares	Nov. 05, 2024 USD ($)	Jul. 31, 2025 CAD ($) $ / shares shares	Jan. 31, 2025 CAD ($) $ / shares shares	Jul. 31, 2025 CAD ($) $ / shares shares	Jul. 31, 2025 CAD ($) $ / shares shares	Oct. 31, 2023	Jul. 14, 2025 CAD ($)	Mar. 24, 2025 $ / shares	Oct. 31, 2024	Nov. 01, 2023
Disclosure of objectives, policies and processes for managing capital [line items]
Regulatory capital requirements, domestic Stability Buffer											3.00%
Minimum leverage ratio			3.50%		3.50%	3.50%
Domestic systemically important bank buffer			0.50%		0.50%	0.50%
Minimum TLAC ratio			32.90%		32.90%	32.90%				30.30%
Minimum TLAC leverage ratio			9.20%		9.20%	9.20%				8.70%
Higher Buffer Rate [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Regulatory capital requirements, domestic Stability Buffer			3.50%		3.50%	3.50%
Basel III requirement [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Canada Domestic systemically important bank CET1 surcharge							1.00%
Minimum TLAC ratio			21.50%		21.50%	21.50%
Minimum TLAC leverage ratio			7.25%		7.25%	7.25%
Bottom of range [member] | Basel III requirement [member]
Disclosure of objectives, policies and processes for managing capital [line items]
CET1 ratio					11.50%
Tier 1 capital ratio					13.00%
Total capital ratio					15.00%
Minimum TLAC ratio			3.50%		3.50%	3.50%
Floating interest rate [member] | Six Point Three Six Nine Percent Of Limited Recourse Capital Notes Series Six [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Borrowings, interest rate basis	Starting on April 28, 2030, and every five years thereafter until April 28, 2080, the interest rate will be reset to be equal to the then current five-year Government of Canada yield plus 3.65% per annum.
Borrowings, interest rate adjustment	3.65%
Floating interest rate [member] | Six Point Nine Fifty Percent Limited Recourse Capital Notes Series Five [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Borrowings, interest rate basis		Starting on January 28, 2030, and every five years thereafter until January 28, 2080, the interest rate will be reset to the then current five-year U.S. Treasury Rate plus 2.833% per annum.
Borrowings, interest rate adjustment		2.833%
Non Cumulative Rate Reset Series Sixty One Class Preferred Shares [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Dividend in addition to government of Canada bond yield	3.65%
Proceeds from issue of preference shares	$ 150
Par value per share | $ / shares									$ 1,000
Number of shares issued | shares	150,000
Ordinary shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Reduction of issued capital			$ 100		$ 272
Non Cumulative Rate Reset Series Forty One Class Preferred Shares [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Number Of Shares Redeemed | shares				12,000,000
Redemption price per share | $ / shares				$ 0.25
Reduction of issued capital				$ 300
Non Cumulative Rate Reset Series Forty Three Class Preferred Shares [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Number Of Shares Redeemed | shares			12,000,000
Redemption price per share | $ / shares			$ 0.25		$ 0.25	$ 0.25
Reduction of issued capital			$ 300
Normal Course Issuer Bid [Member] | XTSE [Member] | Ordinary shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Stock repurchased and cancelled during the period value			$ 528		$ 1,338	$ 1,757
Share repurchase, average price per share | $ / shares			$ 95.89
Stock repurchased and cancelled during the period shares | shares			5,500,000		15,000,000	20,000,000
October 28, 2085 [member] | Fixed interest rate [member] | Seven Percent Limited Recourse Capital Notes Series Seven Notes [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Share conversion basis			Subject to regulatory approval, we may redeem the LRCN Series 7 Notes, in whole or in part, on each January 28, April 28, July 28, and October 28, commencing on January 28, 2030, at par.
Borrowings adjustment to interest payable basis			Starting on October 28, 2030, and every five years thereafter until October 28, 2080, the interest rate will be reset to the then current five-year U.S. Treasury Rate plus 3.000% per annum.
Borrowings maturity			October 28, 2085
Borrowings, Interest Rate								7.00%
Notional amount								$ 750
January 28, 2030 [member] | Six Point Three Six Nine Percent Of Limited Recourse Capital Notes Series Six [Member] | Limited Recourse Capital Notes Series [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Borrowings maturity	April 28, 2085
Borrowings, Interest Rate	6.369%
Notional amount	$ 450
January 28, 2030 [member] | Six Point Nine Fifty Percent Limited Recourse Capital Notes Series Five [Member] | Limited Recourse Capital Notes Series [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Borrowings maturity		January 28, 2085
Borrowings, Interest Rate		6.95%
Notional amount		$ 500
Restatement [Member] | Non Cumulative Rate Reset Series Sixty One Class Preferred Shares [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Dividend Payable Rate Percentage	6.369%